Non-Current Financial Asset	12 Months Ended
Dec. 31, 2025
Non-Current Financial Asset [Abstract]
NON-CURRENT FINANCIAL ASSET
10.	NON-CURRENT FINANCIAL ASSET

During the year ended December 31, 2024, the Group disposed certain assets in Malaysia to a third party including the brand, its website, domain names, select user data, and certain intellectual property right in exchange for preference shares in the parent company of the buyer. At initial recognition, the Group made an irrevocable election to present subsequent changes in the fair value of the equity instrument in other comprehensive income as the Group is holding this investment for strategic purposes. No dividends were received on this investment during the years ended December 31, 2024 and 2025.

	2025	2024
	US$	US$
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	544,000	600,000

Total	544,000	600,000

The reconciliation of non-current financial asset movement is as follow:

US$

At January 1, 2024,	-
Addition	600,000
At December 31, 2024 and January 1, 2025	600,000
Unrealized changes in fair value	(56,000)
At December 31, 2025	544,000